SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

YS Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. YS Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the CFS.

On November 8, 2022, YS Group entered into a sale-leaseback agreement of RMB26 million for 3 years, from November 8, 2022 to November 7, 2025, with a 5% interest rate.

YS Group repaid approximately RMB36 million to China Guangfa Bank Co., Ltd. Shenyang Branch, and approximately RMB28 million to Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch from October 1, 2022 to December 16, 2022.

And YS Group drew another approximately RMB13 million with interest at 5.655% from China Guangfa Bank Co., Ltd. Shenyang Branch, approximately RMB30 million with interest at 5.3% from Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch, and approximately RMB19 million with interest at 4.0% from China Construction Bank — Shenyang Branch.

NOTE 20 — SUBSEQUENT EVENTS

YS Group performed an evaluation of events and transactions for potential recognition or disclosure through the date of this report. YS Group is not aware of any material subsequent events other than those disclosed below and elsewhere in the notes to the consolidated financial statements.

On August 15, 2022, Oceanview Bioscience Acquisition Co., Ltd. (“Oceanview Bioscience”) and Hudson Biomedical Group Co., Ltd. (“Hudson Biomedical”) were incorporated under the laws of Cayman Islands as exempted companies with limited liability. The companies were incorporated for the purpose of effecting a merger with Summit Healthcare Acquisition Corp, a Special Purpose Acquisition Company (“SPAC”).

On August 15, 2022, unanimous written resolutions of the board of directors of YS Group accepted the notice from a former employee, relating to the surrender of 575,000 of issued shares with US$0.000005 each in YS Group registered in his name.